Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 1,603,284	$ 1,507,644		$ 2,269,845
Payroll related liabilities	60,455	44,677	[1]	595,720	[1]
Accrued liabilities	66,622	173,387		174,857
Total accounts payable and accrued liabilities	$ 1,730,361	$ 1,725,708		$ 3,040,422

[1]	Payroll related liabilities at December 31, 2016 includes $450,000 of bonus payable to the CEO along with $87,751 of past salaries due to some current and former employees of DenseLight.